Segment Information	12 Months Ended
Dec. 31, 2025
Segment Information [Line Items]
Segment Information

6. Segment Information

Operating segments are defined as components of an enterprise that engage in business activities for which discrete financial information is available and regularly reviewed by the chief operating decision maker (“CODM”) in deciding how to allocate resources and to assess performance. Holdco’s Chief Executive Officer is Holdco’s CODM.

Holdco is non-revenue generating, formed solely for the purpose of effectuating a contemplated business combination. The CODM views Holdco’s operations and manages expenses incurred on a consolidated basis. Accordingly, Holdco has a single reporting segment. The CODM assesses performance of the reportable segment and decides how to allocate resources based on net loss that also is reported on the consolidated statement of operations as net loss. The measure of single segment assets is reported on the consolidated balance sheet as total assets. Holdco does not have intra-entity transfers.

Coinshares International Limited [Member]
Segment Information [Line Items]
Segment Information

3. Operating segment information

The Group’s operating segments are the components of the business for which discrete financial information is regularly provided to and reviewed by the Chief Executive Officer, the Group’s CODM. Substantially all of the Group’s revenues are generated in its country of domicile, and revenues from foreign jurisdictions are not material for the periods presented. Accordingly, revenues are not presented by geographic jurisdiction. Based on this internal reporting structure, the Group has identified the following operating segments: Asset Management and Capital Markets. Management organizes the business around these two segments, each with its own leadership team and dedicated resources. The CODM reviews discrete financial information for each operating segment to assess performance and allocate resources. Accordingly, the Group identifies its operating segments based on this internal management reporting structure, consistent with the management-approach framework under ASC 280, Segment Reporting as amended by ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures.

Beginning in 2025, the operating information provided to the CODM changed to align with the current view of the business. Consistent with ASC 280, the segment disclosures are presented on a basis consistent with the information received by the CODM for the current period.

The CODM does not receive segment-level balance sheet information; therefore, segment assets are not disclosed.

Asset Management

The Asset Management segment comprises the Group’s regulated digital-asset investment products, including its suite of ETPs and exchange-traded funds (“ETFs”) that provide investors with exchange-listed exposure to cryptocurrencies and blockchain-related themes.

Capital Markets

The Capital Markets segment is the Group’s trading, liquidity, and balance-sheet deployment engine, focused on proprietary trading and arbitrage, staking and lending of digital assets, treasury/liquidity management, and other yield- and spread-generating activities that support the broader platform. These operations facilitate product creation/redemption flows, manage the deployment of digital assets to earn yield, and execute the operational and risk-management flows necessary to maintain liquidity across the business.

The measure of profitability that the CODM uses to assess segment performance and allocate resources is segment EBITDA. Segment EBITDA excludes share-based compensation, depreciation and amortization, interest income, interest expense, gain/(loss) on treasury digital assets, fair value gain/loss on investments, impairment of equity method investments, ETP pricing differentials, income from the sale of an FTX claim and unallocated costs. The Group’s segment EBITDA was reconciled to income before income taxes, and it is presented in the tables below. In evaluating segment results, the CODM is regularly provided with information on the following significant expense categories at the segment level: cost of revenue, salaries and employee benefits, professional fees, marketing expenses, and technology expenses.

The following is an analysis of the Group’s results by reportable segment for the year ended December 31, 2025.

	Asset Management	Capital Markets	Unallocated(1)	Total
Revenue	$126,371	$39,306	$—	$165,677

Gains/(losses) from operations
(Loss)/gain on digital assets and digital asset ETPs	(1,009,065)	31,038	(4,746)	(982,773)
Gain on certificate liabilities	802,747	(4,584)	4,584	802,747
Other operating gains	206,318	5,698	(17)	211,999
Total gains/(losses) from operations	—	32,152	(179)	31,973

Total revenues, gains/(losses) from operations(2)	$126,371	$71,458	$(179)	$197,650

Operating expenses(3)
Cost of revenue (excluding depreciation and amortization)	(15,434)	(4,755)	—	(20,189)
Salaries and employee benefits	(6,859)	(5,602)	(7,060)	(19,521)
Professional fees	(2,254)	(1,989)	(5,627)	(9,870)
Marketing expenses	(2,637)	(15)	(2,639)	(5,291)
Technology expense	(1,089)	(907)	(2,478)	(4,474)
Allowance for credit losses	—	1,142	—	1,142
Other general and administrative expenses	(1,873)	(1,665)	(2,936)	(6,474)
XBT/ETP Pricing differential(4)	—	—	(1,633)	(1,633)
Segment EBITDA	$96,225	$57,667	$(22,373)	$131,340
	Asset Management	Capital Markets	Unallocated(1)	Total
Share based compensation	—	—	(2,839)	(2,839)
Depreciation and amortization	(2,188)	(474)	(481)	(3,143)
Interest income	598	598	597	1,793
Interest expense	(2,601)	(2,601)	(2,602)	(7,804)
Loss on treasury digital assets	—	—	(4,685)	(4,685)
Fair value loss on investments	—	—	(1,574)	(1,574)
XBT/ETP Pricing differential	—	—	1,633	1,633
Income/(loss) before income taxes	$92,034	$55,190	$(32,503)	$114,721

(1)      Unallocated represents other business activities and unallocated corporate expenses managed at the Group level. Accordingly, these expenses are not allocated to the Group’s segments.

(2)      The revenue segment measure that is provided to the CODM is the total of revenue and gains/(losses) from operations.

(3)      The significant expense categories and amounts align with the segment-level information that is regularly provided to the CODM.

(4)      Represents the impact of valuation differences between certain financial instruments and their underlying digital asset exposures. XBT certificates and certain third-party ETPs are measured using observable market prices, which may trade at a discount or premium to the value of the underlying digital assets held for hedging. These differences result in unrealized gains or losses that are driven by market spreads.

The following is an analysis of the Group’s results by reportable segment for the year ended December 31, 2024.

	Asset Management	Capital Markets	Unallocated(1)	Total
Revenue	$111,691	$43,849	$—	$155,540

Gains/(losses) from operations
Gain on digital assets and digital asset ETPs	2,891,150	37,663	4,597	2,933,410
Loss on certificate liabilities	(2,910,985)	(14,588)	14,588	(2,910,985)
Other operating gain	19,835	(1)	1	19,835
Total gains/(losses) from operations	—	23,074	19,186	42,260

Total revenues, gains/(losses) from operations(2)	$111,691	$66,923	$19,186	$197,800

Operating expenses(3)
Cost of revenue (excluding depreciation and amortization)	(9,621)	(5,507)	(81)	(15,209)
Salaries and employee benefits	(3,016)	(3,195)	(15,526)	(21,737)
Professional fees	(1,310)	(66)	(3,279)	(4,655)
Marketing expenses	(3,593)	(70)	(1,808)	(5,471)
Technology expense	—	—	(2,738)	(2,738)
Allowance for credit losses	—	(1,902)	—	(1,902)
Other general and administrative expenses	(753)	(1,372)	(3,561)	(5,686)
XBT/ETP Pricing differential(4)	—	—	(15,760)	(15,760)
Segment EBITDA	$93,398	$54,811	$(23,567)	$124,642
	Asset Management	Capital Markets	Unallocated(1)	Total
Share based compensation	—	—	(12,369)	(12,369)
Depreciation and amortization	—	—	(3,022)	(3,022)
Income from sale of FTX claim	—	—	36,816	36,816
Interest income	—	—	8,495	8,495
Interest expense	—	—	(11,355)	(11,355)
Gain on treasury digital assets	—	—	3,493	3,493
Fair value gain on investments, net of impairment of equity method investment	—	—	923	923
XBT/ETP Pricing differential	—	—	15,760	15,760
Income before income taxes	$93,398	$54,811	$15,174	$163,383

(1)      Unallocated represents other business activities below the quantitative thresholds when determining the entity’s reportable segments and unallocated corporate expenses managed at the Group level. Accordingly, these expenses are not allocated to the Group’s segments.

(2)      The revenue segment measure that is provided to the CODM is the total of revenue and gains/(losses) from operations.

(3)      The significant expense categories and amounts align with the segment-level information that is regularly provided to the CODM.

(4)      Represents the impact of valuation differences between certain financial instruments and their underlying digital asset exposures. XBT certificates and certain third-party ETPs are measured using observable market prices, which may trade at a discount or premium to the value of the underlying digital assets held for hedging. These differences result in unrealized gains or losses that are driven by market spreads.

The following is an analysis of the Group’s results by reportable segment for the year ended December 31, 2023.

	Asset Management	Capital Markets	Unallocated(1)	Total
Revenue	$53,709	$34,002	$—	$87,711

Gains/(losses) from operations
Gain on digital assets and digital asset ETPs	1,731,831	7,367	5,605	1,744,803
Loss on certificate liabilities	(1,703,465)	341	(341)	(1,703,465)
Other operating loss	(28,366)	(422)	422	(28,366)
Total gains/(losses) from operations	—	7,286	5,686	12,972

Total revenues, gains/(losses) from operations(2)	$53,709	$41,288	$5,686	$100,683

Operating expenses(3)
Cost of revenue (excluding depreciation and amortization)	(3,994)	(2,803)	(295)	(7,092)
Salaries and employee benefits	(1,952)	(2,889)	(8,475)	(13,316)
Professional fees	(1,230)	(772)	(2,495)	(4,497)
Marketing expenses	(1,716)	—	(1,503)	(3,219)
Technology expense	—	—	(2,404)	(2,404)
Other general and administrative expenses(4)	(449)	(666)	(2,513)	(3,628)
XBT/ETP Pricing differential	—	—	(2,234)	(2,234)
Segment EBITDA	$44,368	$34,158	$(14,233)	$64,293
	Asset Management	Capital Markets	Unallocated(1)	Total
Share based compensation	—	—	(1,261)	(1,261)
Depreciation and amortization	—	—	(3,993)	(3,993)
Interest income	—	—	7,975	7,975
Interest expense	—	—	(8,510)	(8,510)
Fair value gain on investments, net of impairment of equity method investment	—	—	15,732	15,732
XBT/ETP Pricing differential	—	—	2,234	2,234
Income/(loss) before income taxes	$44,368	$34,158	$(2,056)	$76,470

(1)      Unallocated represents other business activities below the quantitative thresholds when determining the entity’s reportable segments and unallocated corporate expenses managed at the Group level. Accordingly, these expenses are not allocated to the Group’s segments.

(2)      The revenue segment measure that is provided to the CODM is the total of revenue and gains/(losses) from operations.

(3)      The significant expense categories and amounts align with the segment-level information that is regularly provided to the CODM.

(4)      Other segment items for each reportable segment include regulatory expenses, entertainment expenses, travel, and hotel expenses.